Basis of Presentation (Tables)	12 Months Ended
Dec. 31, 2020
aug_WeightedAverageSharePriceWarrantsGranted
Disclosure of subsidiaries
Subsidiary	Place of incorporation	Functional currency	Beneficial interest
North Country Gold Corp. (“North Country”)	BC, Canada	CAD	100%
Homestake Resource Corporation (“Homestake”)	BC, Canada	CAD	100%
Eastmain Resources Inc. (“Eastmain”)	ON, Canada	CAD	100%
Eastmain Mines Inc. (“Eastmain Mines”) (1)	Canada	CAD	100%
Homestake Royalty Corporation (inactive)	BC, Canada	CAD	100%

(1) Company incorporated federally in Canada.

Disclosure of key assumptions included in the estimate of the reclamation obligations
	Years ended December 31
	2020	2019
Risk-free interest rate	1.21%	1.76%
Annual inflation	2.0%	2.0%